Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2024
Cost:

Manufacturing equipment	$8,617	$8,721
Computers and software	522	562
Laboratory equipment	1,085	1,158
Furniture and office equipment	148	152
Cars	143	145
Capital work-in-progress	-	1,998
Land (1)	5,248	5,251

	15,763	17,987

Accumulated depreciation	2,965	4,053

Depreciated cost	$12,798	$13,934

(1)	In October 2023, the Company entered into a development agreement with the Israel Land Authority (“ILA”), which converts into a lease agreement for an initial non-cancellable term of 49 years from the date of grant, subject to further potential renewal options (see also note 7).